INVESTMENTS IN SUBSIDIARIES - Summarized income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summarized income statement
Operating revenue	$ 3,698	$ 3,755	$ 3,850
Profit before tax from continuing operations	559	802	464	[1],[2]
Income taxes	(179)	(69)	(344)	[2]
(Loss) / profit for the period	(2,450)	(9)	801	[2]
Total comprehensive income / (loss)	347	96	598
Attributed to NCIs	76	110	85
KaR-Tel
Summarized income statement
Operating revenue	692	571	529
Operating expenses	(423)	(403)	(370)
Other (expenses) / income	(11)	(12)	(9)
Profit before tax from continuing operations	258	156	150
Income taxes	(57)	(33)	(32)
(Loss) / profit for the period	201	123	118
Total comprehensive income / (loss)	201	123	118
Attributed to NCIs	$ 50	$ 31	$ 29

[1]	* Prior year comparatives for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).
[2]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10